CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI) (Tables)	12 Months Ended
Dec. 31, 2015
CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI)
Changes In Contingently Redeemable Noncontrolling Interest (CRNCI)

	Activity for
	Year Ended
	December 31,	December 31,
Changes CRNCI (Dollars in thousands)	2015	2014
Total CRNCI January 1, 2015 and 2014, respectively	$210,317	$209,007
Plus: Capital Contributions Attributable to CRNCI	2,116	1,348
Less: Return of Contributions	(36,000)	—
Less: Return of Contributions Attributable to CRNCI	(2,268)	—
Less: Net Loss Attributable to CRNCI	(900)	(38)
Total CRNCI December 31, 2015 and 2014, respectively	$173,265	$210,317